Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000009619 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000009619 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000009619 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000009619 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000009619 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000009619 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000009619 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000009619 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000033520 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033520 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000033520 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000033520 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000033520 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000033520 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000033520 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000033520 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000173235 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000173235 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000173235 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000173235 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000173235 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000173235 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173235 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000173235 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000173234 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000173234 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000173234 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000173234 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000173234 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000173234 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173234 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000173234 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000070638 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000070638 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000070638 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000070638 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000070638 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000070638 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000070638 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000070638 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000009615 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000009615 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000009615 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000009615 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000009615 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000009615 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000009615 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000009615 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000009618 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000009618 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000009618 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000009618 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000009618 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000009618 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000009618 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000009618 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000009616 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000009616 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000009616 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000009616 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000009616 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000009616 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000009616 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000009616 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000009621 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000009621 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000009621 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000009621 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000009621 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000009621 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000009621 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000009621 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000009621 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000009623 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000009623 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000009623 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000009623 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000009623 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000009623 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000009623 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000009623 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000009623 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000009620 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000009620 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000009620 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000009620 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000009620 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000009620 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000009620 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000009620 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000009620 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000070639 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000070639 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000070639 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000070639 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000070639 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000070639 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000070639 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000070639 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000070639 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173236 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173236 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000173236 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000173236 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000173236 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000173236 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000173236 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000173236 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173236 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173237 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173237 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000173237 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000173237 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000173237 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000173237 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000173237 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000173237 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173237 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173238 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173238 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000173238 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000173238 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000173238 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000173238 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000173238 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000173238 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173238 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000009624 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000009624 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000009624 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000009624 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000009624 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000009624 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000009624 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000009624 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000009624 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000009631 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
C000009631 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%
C000009631 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000009631 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000009631 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000009631 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000009631 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000171357 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
C000171357 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%
C000171357 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000171357 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000171357 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000171357 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000171357 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000171356 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3]
C000171356 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%
C000171356 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000171356 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000171356 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000171356 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000171356 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000070640 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4]
C000070640 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%
C000070640 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000070640 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000070640 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000070640 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000070640 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000009632 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5]
C000009632 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%
C000009632 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000009632 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000009632 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000009632 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000009632 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000009635 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[6]
C000009635 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%
C000009635 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000009635 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000009635 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000009635 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000009635 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000009633 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7]
C000009633 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%
C000009633 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000009633 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000009633 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000009633 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000009633 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000009637 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000009637 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000009637 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000009637 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	81.10%
C000009637 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000009637 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000009637 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000009639 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000009639 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000009639 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000009639 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	81.10%
C000009639 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000009639 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000009639 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000009636 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000009636 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000009636 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000009636 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	81.10%
C000009636 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000009636 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000009636 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000070641 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000070641 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000070641 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000070641 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	81.10%
C000070641 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000070641 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000070641 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000192734 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000192734 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000192734 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000192734 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	81.10%
C000192734 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000192734 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000192734 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000192735 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000192735 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000192735 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000192735 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	81.10%
C000192735 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000192735 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000192735 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000033521 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033521 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000033521 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000033521 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	81.10%
C000033521 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000033521 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000033521 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000009640 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000009640 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000009640 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000009640 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	81.10%
C000009640 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000009640 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000009640 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000009657 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000009657 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000009657 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000009657 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000009657 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000009657 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000009657 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000009653 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000009653 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000009653 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000009653 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000009653 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000009653 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000009653 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000009656 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000009656 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000009656 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000009656 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000009656 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000009656 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000009656 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000009654 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000009654 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000009654 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000009654 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000009654 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000009654 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000009654 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000009692 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000009692 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000009692 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.70%
C000009692 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
C000009692 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000009692 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000009694 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000009694 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000009694 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.70%
C000009694 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
C000009694 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000009694 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077258 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000077258 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000077258 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.70%
C000077258 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
C000077258 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000077258 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205207 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205207 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000205207 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.70%
C000205207 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
C000205207 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000205207 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205208 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000205208 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000205208 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%
C000205208 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000205208 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000205208 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000205208 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000009696 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000009696 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000009696 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%
C000009696 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000009696 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000009696 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000009696 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000009695 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000009695 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000009695 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%
C000009695 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000009695 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000009695 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000009695 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000009697 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000009697 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000009697 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%
C000009697 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000009697 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000009697 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000009697 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000010926 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000010926 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000010926 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000010926 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000010926 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000010926 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000010922 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000010922 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000010922 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000010922 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000010922 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000010922 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000010918 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000010918 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000010918 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000010918 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000010918 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000010918 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000010927 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000010927 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000010927 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000010927 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000010927 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000010927 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000010923 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000010923 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000010923 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000010923 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000010923 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000010923 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000010924 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000010924 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000010924 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000010924 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000010924 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000010924 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000010925 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000010925 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000010925 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000010925 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000010925 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000010925 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000010933 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	78.10%
C000010933 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000010933 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000010933 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000010933 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000010933 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000010933 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000010930 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	78.10%
C000010930 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000010930 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000010930 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000010930 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000010930 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000010930 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000010929 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	78.10%
C000010929 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000010929 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000010929 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000010929 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000010929 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000010929 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000010928 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	78.10%
C000010928 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000010928 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000010928 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000010928 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000010928 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000010928 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000010932 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	78.10%
C000010932 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000010932 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000010932 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000010932 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000010932 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000010932 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000212348 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000212348 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000212348 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000212348 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000212348 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000212348 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000010945 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000010945 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000010945 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000010945 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000010945 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000010945 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000010941 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000010941 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000010941 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000010941 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000010941 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000010941 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000265237 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000265237 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000265237 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000265237 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000265237 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000265237 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000225258 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000225258 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000225258 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000225258 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000225258 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000225258 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000115393 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000115393 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000115393 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000115393 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000115393 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000115393 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000010940 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000010940 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000010940 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000010940 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000010940 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000010940 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000078417 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000078417 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000078417 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000078417 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000078417 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000078417 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000010942 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000010942 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000010942 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000010942 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000010942 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000010942 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000010943 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000010943 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000010943 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000010943 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000010943 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000010943 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000010944 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000010944 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000010944 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000010944 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000010944 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000010944 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000010946 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000010946 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000010946 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000010946 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000010946 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000010946 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000010952 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	67.90%
C000010952 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010952 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000010952 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000010952 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000010952 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000010951 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	67.90%
C000010951 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010951 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000010951 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000010951 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000010951 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000010950 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	67.90%
C000010950 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010950 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000010950 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000010950 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000010950 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000010954 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	67.90%
C000010954 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010954 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000010954 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000010954 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000010954 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000010947 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	67.90%
C000010947 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010947 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000010947 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000010947 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000010947 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000115394 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	67.90%
C000115394 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000115394 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000115394 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000115394 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000115394 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225259 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	67.90%
C000225259 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000225259 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000225259 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000225259 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000225259 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000165408 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	67.90%
C000165408 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000165408 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000165408 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000165408 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000165408 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000010953 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	67.90%
C000010953 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010953 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000010953 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000010953 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000010953 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000222399 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	67.90%
C000222399 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000222399 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000222399 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000222399 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000222399 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%

[1]	Put Options Purchased
[2]	Put Options Purchased
[3]	Put Options Purchased
[4]	Put Options Purchased
[5]	Put Options Purchased
[6]	Put Options Purchased
[7]	Put Options Purchased